UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC
Semi-Annual Report, June 30, 2009 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

•

Master Core Bond Enhanced Index Series (the “Series”) of Quantitative Master Series LLC, generated a return of 3.42% for the six-month period June 30, 2008, outperforming the benchmark Barclays Capital US Aggregate Bond Index, which returned 1.90%.

What factors influenced performance?

•

An overweight in commercial mortgage-backed securities (“CMBS”) was the biggest contributor to Fund performance during the six months. A non-index allocation to non-agency mortgages and an overweight in asset-backed securities (“ABS”) also aided returns. ABS benefited from the original Term Asset-Backed Securities Loan Facility (“TALF”)—first, following the initial announcement of the program, and then again as the success of the program became evident throughout the period. Likewise, CMBS and non-agency mortgages benefited from the late-March announcement of the Public-Private Investment Program (“PPIP”) and the expansion of TALF into legacy CMBS issues. While the first quarter of 2009 was difficult for both sectors, spreads tightened significantly following these two announcements in the second quarter.

•

Detracting from performance was an underweight to lower-quality issues within the corporate sector. As the credit markets rallied, lower-quality bonds outperformed the higher-quality segment of the market to which we have maintained our exposure.

• The Series maintained moderate levels of cash during the period, which did not impact performance.

Describe recent portfolio activity.

•

During the six-month period, we increased exposure to agency debentures, FDIC-guaranteed issues and non-US government-guaranteed debt. By the end of the period, however, we had begun to reduce our allocations to the agency and FDIC debt given their relatively expensive pricing versus other government-owned/related sectors. While we maintained an underweight in Treasury issues, we did increase exposure to the sector as rates rose back up to levels last seen in the fourth quarter of 2008.

• Meanwhile, we reduced exposure to agency mortgages, as the sector traded to high price levels amid significant government support for the asset class. We reduced positions in ABS and AAA-rated CMBS, selling into strength during the period, but remain overweight in both sectors. Likewise, we continue to hold a non-index allocation to non-agency mortgages, although here, too, we reduced exposure by selling into stronger markets.

Describe Series positioning at period end.

•

We currently hold an underweight in US Treasury issues, agency debentures, FDIC-guaranteed debt and agency mortgages, while we are overweight in non-US government guaranteed bonds. At the same time, we remain overweight in seasoned CMBS paper and ABS and we continue to hold a modest non-index allocation to non-agency mortgages, preferring to hold these spread assets that remain undervalued on a historical basis. These sectors, particularly CMBS and non-agency mortgages, should benefit from the expansion of TALF and the creation of PPIP. We hold a slight underweight in corporate bonds, with a focus on industrials. At period end, the Series maintained a neutral duration and yield curve position relative to the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Core Bond Enhanced Index Series

Portfolio Information as of June 30, 2009

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa	83%
AA/Aa	7
A/A	5
BBB/Baa	2
B/B	1
Not Rated	2

1 Using the higher of Standard & Poor’s or Moody’s Investors Services ratings.

Derivative Instruments

The Series may invest in various derivative instruments, including options, swaps, financial futures contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)	Value

	American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11	$1,795	$1,822,194
	Capital Auto Receivables Asset Trust Series 2004A Class A2B, 0.89%, 12/15/10 (a)	654	654,558
	Honda Auto Receivables Owner Trust:
	Series 2006-3 Class A3, 5.12%, 10/15/10	727	731,538
	Series 2008-1 Class A2, 3.77%, 9/20/10	1,185	1,193,139
	Nissan Auto Receivables Owner Trust Series 2009-A Class A2, 2.94%, 7/15/11	1,260	1,268,066
	Option One Mortgage Loan Trust Series 2007-5 Class 2A1, 0.40%, 5/25/37 (a)	721	653,365
	SLM Student Loan Trust(a):
	Series 2005-4 Class A2, 1.17%, 4/26/21	570	559,454
	Series 2008-5 Class A2, 2.19%, 10/25/16	2,500	2,449,753
	Series 2008-5 Class A3, 2.39%, 1/25/18	630	615,895
	Series 2008-5 Class A4, 2.79%, 7/25/23	1,700	1,704,648
	USAA Auto Owner Trust Series 2005-4 Class A4, 4.89%, 8/15/12	1,256	1,274,770
	Wachovia Auto Owner Trust Series 2005-B Class A5, 4.93%, 11/20/12	2,013	2,042,442
	Whole Auto Loan Trust Series 2004-1 Class A4, 3.26%, 3/15/11	8	7,950

	Total Asset-Backed Securities- 6.9%		14,977,772

Industry	Corporate Bonds

Aerospace & Defense - 0.1%	Northrop Grumman Corp., 7.13%, 2/15/11	301	323,082

Air Freight & Logistics - 0.5%	United Parcel Service, Inc.:
	3.88%, 4/01/14	825	850,724
	6.20%, 1/15/38	225	246,161

			1,096,885

Automobiles - 0.2%	DaimlerChrysler NA Holding Corp.:
	7.30%, 1/15/12	141	146,012
	6.50%, 11/15/13	217	220,588

			366,600

Beverages - 0.4%	Coca-Cola Enterprises, Inc., 3.75%, 3/01/12	745	773,180

Capital Markets - 2.0%	The Bank of New York Mellon Corp, 4.30%, 5/15/14	1,070	1,087,251
	The Bear Stearns Cos., Inc., 1.51%, 7/19/10 (a)	330	330,250
	Goldman Sachs Capital II, 5.79% (a)(b)	392	238,905
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13	316	322,508
	Morgan Stanley:
	0.79%, 1/09/12 (a)	345	310,986
	Series F, 5.55%, 4/27/17	980	912,260
	UBS AG Series DPNT, 5.88%, 12/20/17	1,295	1,205,982

			4,408,142

Commercial Banks - 3.1%	BSCH Issuance Ltd., 7.63%, 11/03/09	763	774,240
	Bank One Corp., 5.90%, 11/15/11	152	159,187

See Notes to Financial Statements.	4

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds	Par (000)	Value

	Corporacion Andina de Fomento, 6.88%, 3/15/12	$273	$287,817
	Danske Bank A/S, 2.50%, 5/10/12 (c)	920	923,588
	Dexia Credit Local, 2.38%, 9/23/11 (c)	745	745,809
	Eksportfinans A/S, 5.50%, 5/25/16	700	705,818
	HSBC Bank USA NA, 4.63%, 4/01/14	355	348,535
	Korea Development Bank, 4.75%, 7/20/09	510	510,341
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14	2,050	2,091,859
	M&T Bank Corp., 2.71%, 4/01/13 (a)(c)	250	196,497

			6,743,691

Consumer Finance - 0.5%	FIA Card Services NA, 4.63%, 8/03/09	400	400,759
	SLM Corp., 1.23%, 7/27/09 (a)	745	741,827

			1,142,586

Diversified Consumer Services - 0.2%	Leland Stanford Junior University, 3.63%, 5/01/14	425	428,451

Diversified Financial Services - 3.1%	Bank of America Corp., 4.75%, 8/01/15	435	393,342
	Citigroup Funding, Inc., 2.13%, 7/12/12	965	965,133
	General Electric Capital Corp.:
	6.38%, 11/15/67 (a)	640	427,022
	Series A, 4.88%, 10/21/10	306	314,549
	Series A, 5.00%, 12/01/10	2,207	2,271,798
	JPMorgan Chase & Co.:
	4.50%, 11/15/10	253	257,909
	6.63%, 3/15/12	329	346,357
	JPMorgan Chase Bank NA, 6.00%, 7/05/17 (d)	660	642,870
	LeasePlan Corp. NV, 3.00%, 5/07/12 (c)	1,200	1,204,452

			6,823,432

Diversified Telecommunication Services - 0.6%	AT&T, Inc.:
	5.50%, 2/01/18	160	159,766
	6.30%, 1/15/38	110	106,288
	GTE Corp., 6.94%, 4/15/28	132	132,353
	Telecom Italia Capital SA, 5.25%, 10/01/15	244	235,542
	Telefonica Emisiones SAU, 4.95%, 1/15/15	725	736,929

			1,370,878

Electric Utilities - 0.6%	Commonwealth Edison Co., 6.95%, 7/15/18	141	142,680
	Florida Power & Light Co., 5.95%, 2/01/38	540	577,790
	Florida Power Corp., 6.40%, 6/15/38	225	250,181
	PacifiCorp., 6.25%, 10/15/37	330	359,587

			1,330,238

Food Products - 0.4%	Kraft Foods, Inc., 6.50%, 8/11/17	775	816,252

Health Care Providers & Services - 0.1%	WellPoint, Inc., 5.95%, 12/15/34	151	121,552

Insurance - 1.2%	MetLife, Inc.:
	6.13%, 12/01/11	75	78,515
	5.00%, 11/24/13	231	230,461
	5.70%, 6/15/35	102	89,090

See Notes to Financial Statements.	5

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds	Par (000)	Value

	Metropolitan Life Global Funding I (c):
	5.13%, 4/10/13	$1,265	$1,286,603
	5.13%, 6/10/14	625	620,136
	Monumental Global Funding II, 4.38%, 7/30/09 (c)	253	252,994
	SunAmerica, Inc., 5.60%, 7/31/97	75	29,921

			2,587,720

Media - 1.5%	COX Communications, Inc., 8.38%, 3/01/39 (c)	475	529,617
	Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13	520	592,800
	Comcast Cable Communications LLC, 8.88%, 5/01/17	231	271,604
	Comcast Corp.:
	5.85%, 1/15/10	237	240,962
	6.50%, 1/15/17	151	160,190
	7.05%, 3/15/33	227	241,586
	News America, Inc.:
	7.25%, 5/18/18	339	342,055
	7.28%, 6/30/28	175	161,046
	Time Warner Cable, Inc., 6.20%, 7/01/13	590	621,650
	Time Warner Cos., Inc., 6.88%, 6/15/18	179	180,820

			3,342,330

Metals & Mining - 0.1%	Inco Ltd., 7.75%, 5/15/12	151	162,690

Multi-Utilities - 0.1%	Dominion Resources, Inc., 5.70%, 9/17/12	151	160,619

Oil, Gas & Consumable Fuels - 3.2%	Anadarko Finance Co. Series B, 6.75%, 5/01/11	197	205,038
	BP Capital Markets Plc, 3.13%, 3/10/12	940	958,897
	Canadian Natural Resources Ltd., 6.50%, 2/15/37	245	244,573
	Chevron Corp., 3.45%, 3/03/12	1,150	1,186,223
	ConocoPhillips, 4.60%, 1/15/15	1,270	1,305,109
	Consolidated Natural Gas Co. Series C, 6.25%, 11/01/11	244	260,377
	EnCana Corp., 4.75%, 10/15/13	306	308,476
	Kern River Funding Corp., 4.89%, 4/30/18 (c)	88	83,003
	MidAmerican Energy Holdings Co.:
	5.95%, 5/15/37	408	393,833
	6.50%, 9/15/37	280	290,596
	PTT PCL, 5.875%, 8/03/35 (c)	100	84,061
	Pemex Project Funding Master Trust, 9.13%, 10/13/10	48	51,782
	Shell International Finance BV, 4.00%, 3/21/14	1,075	1,103,838
	XTO Energy, Inc., 6.75%, 8/01/37	400	417,581

			6,893,387

Pharmaceuticals - 0.8%	Abbott Laboratories, 5.13%, 4/01/19	505	519,963
	Eli Lilly & Co., 3.55%, 3/06/12	450	466,192
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	590	617,165
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	83	85,615

			1,688,935

See Notes to Financial Statements.	6

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds	Par (000)	Value

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18	$410	$432,486

Tobacco - 0.2%	Philip Morris International, Inc., 6.88%, 3/17/14	365	411,836

Wireless Telecommunication Services - 0.7%	Vodafone Group Plc:
	7.75%, 2/15/10	1,205	1,186,092
	4.15%, 6/10/14	270	279,129

			1,465,221

	Total Corporate Bonds - 19.8%		42,890,193

	Foreign Government Obligations

	Inter-American Development Bank, 6.80%, 10/15/25	510	589,395
	Japan Finance Corp., 2%, 6/24/11	600	601,085
	Mexico Government International Bond Series A, 6.75%, 9/27/34	245	247,083
	Poland Government International Bond, 5.00%, 10/19/15	112	111,552
	Societe Financement de l’Economie Francaise Series 144A, 3.38%, 5/05/14 (c)	1,100	1,104,704

	Total Foreign Government Obligations- 1.2%		2,653,819

	U.S. Government Sponsored Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass Through Certificates:
	4.00%, 7/15/39 (e)	1,300	1,260,594
	4.50%, 7/15/24 - 7/15/39 (e)	14,560	14,574,451
	5.00%, 5/01/22 - 7/15/39 (e)	19,693	20,116,960
	5.50%, 1/01/35 - 8/15/39 (e)	20,047	20,705,909
	5.84%, 8/01/36	2,152	2,245,563
	6.00%, 2/01/13 - 7/15/39 (e)	21,593	22,581,784
	6.50%, 11/01/27 - 8/15/39 (e)	8,100	8,609,000
	8.00%, 9/01/15 - 8/01/31	38	41,101
	9.50%, 7/01/17	15	16,415
	10.00%, 10/01/18 - 5/01/22	8	8,519
	10.50%, 12/01/16	2	2,106
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 2/01/11 - 7/15/39 (e)	6,933	7,006,642
	5.00%, 10/01/22 - 7/15/39 (e)	14,196	14,514,089
	5.50%, 12/01/16 - 1/01/36 (d)	5,778	6,017,396
	5.75%, 4/01/37	1,653	1,741,191
	5.86%, 4/01/37	2,093	2,196,979
	6.00%, 4/01/16 - 10/01/17	1,147	1,219,936
	6.50%, 7/01/15 - 5/01/17	193	204,780
	7.00%, 1/01/11 - 7/01/32	767	829,325
	7.50%, 7/01/10 - 8/01/31	33	35,104
	8.00%, 11/01/24 - 3/01/32	166	183,471
	8.50%, 5/01/28 - 8/01/30	14	15,183
	9.00%, 9/01/14	4	4,113
	9.50%, 2/01/19	19	20,621
	10.00%, 3/01/10 - 9/01/17	3	3,646

See Notes to Financial Statements.	7

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Agency Mortgage - Backed Securities	Par (000)	Value

	Freddie Mac Mortgage Participation Certificates:
	10.50%, 4/01/16	$6	$6,367
	11.00%, 9/01/16	4	5,040
	11.50%, 8/01/15	1	1,066
	12.50%, 2/01/14	5	6,188
	Ginnie Mae MBS Certificates:
	4.50%, 9/15/35	1,503	1,508,309
	5.00%, 4/15/35 - 7/15/39 (e)	7,888	8,049,248
	6.00%, 10/15/32 - 7/15/39 (e)	7,200	7,499,246
	6.50%, 2/15/14 - 5/15/14	12	12,428
	7.00%, 4/15/13	12	12,357
	7.50%, 3/15/24 - 3/15/32	169	186,004
	8.00%, 12/15/22 - 6/15/31	103	114,852
	8.50%, 11/15/17 - 3/15/31	37	40,346
	9.00%, 4/15/18 - 11/15/24	26	28,097

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities - 65.1%		141,624,426

	U.S. Government Sponsored Agency Mortgage - Backed Securities - Collateralized Mortgage Obligations

	Fannie Mae Trust Series 2005-118 Class MC, 6.00%, 1/25/32	1,111	1,145,723
	Freddie Mac Multiclass Certificates:
	Series 2870 Class AH, 5.00%, 12/15/23	254	254,715
	Series 3294 Class NA, 5.50%, 7/15/27	1,267	1,307,412

	Total U.S. Government Sponsored Agency Mortgage - Backed Securities - Collateralized Mortgage Obligations - 1.2%		2,707,850

	Taxable Municipal Bonds

County/City/Special District/School District - 0.2%	Dallas GO Series C (MBIA Insured), 5.50%, 2/15/24 (f)	529	476,735

State - 0.9%	State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15	1,675	1,640,746
	State of Illinois, GO, Taxable, Pension, 5.10%, 6/01/33	457	406,972

			2,047,718

Transportation Infrastructure - 0.4%	Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Fifty, Nine, 6.04%, 12/01/29	265	272,219
	Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	455	540,900

			813,119

	Total Taxable Municipal Bonds - 1.5%		3,337,572

	Non-U.S.Government Sponsored Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 2.1%	Bear Stearns Adjustable Rate Mortgage Trust Series 2007-4 Class 22A1, 5.99%, 6/25/47 (a)	2,801	1,762,948

See Notes to Financial Statements.	8

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S. Government Sponsored Agency Mortgage- Backed Securities	Par (000)	Value

	Countrywide Alternative Loan Trust Series 2006-0A21 Class A1, 0.51%, 3/20/47 (a)	$706	$278,469
	Countrywide Home Loan Mortgage Pass-Through Trust:
	Series 2006-0A5 Class 2A1, 0.51%, 4/25/46 (a)	309	131,499
	Series 2007-16 Class A1, 6.50%, 10/25/37	806	592,142
	Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 3A1, 6.00%, 10/25/21	392	258,133
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-0A1 Class A1, 0.51%, 2/25/47 (a)	319	133,985
	Harborview Mortgage Loan Trust Series 2005-8 Class 1A2A, 0.64%, 9/19/35 (a)	76	32,488
	JPMorgan Mortgage Trust:
	Series 2006-S2 Class 2A2, 5.88%, 7/25/36	180	154,793
	Series 2007-S1 Class 1A2, 5.50%, 3/25/22	129	109,573
	Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 0.49%, 11/25/36 (a)	1,954	790,867
	WaMu Mortgage Pass-Through Certificates (a):
	Series 2007-0A4 Class 1A, 2.28%, 5/25/47	363	151,962
	Series 2007-0A5 Class 1A, 2.26%, 6/25/47	320	130,954

			4,527,813

Commercial Mortgage-Backed Securities - 10.8%	Bank of America Commercial Mortgage, Inc.:
	Series 2002-PB2 Class A3, 6.09%, 6/11/35	335	338,928
	Series 2005-4 Class A5A, 4.93%, 7/10/45	1,161	995,421
	CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class C, 6.73%, 12/18/35	918	879,059
	Citigroup/Deutsche Bank Commercial Mortgage Trust:
	Series 2007-CD4 Class A2B, 5.21%, 12/11/49	1,670	1,527,510
	Series 2007-CD4 Class A4, 5.32%, 12/11/49	210	154,952
	First Union NB-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2, 6.14%, 3/15/33	1,144	1,154,694
	GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A2, 4.35%, 6/10/48	1,398	1,363,155
	GS Mortgage Securities Corp. II:
	Series 2004-GG2 Class A5, 5.28%, 8/10/38 (a)	993	914,997
	Series 2005-GG4 Class A4, 4.76%, 7/10/39	1,127	868,771
	Series 2007-GG10 Class A2, 5.78%, 8/10/45 (a)	1,050	974,075
	JPMorgan Chase Commercial Mortgage Securities Corp.
	Series 2001-CIB3 Class A3, 6.47%, 11/15/35	1,290	1,310,443
	Series 2001-CIB3 Class B, 6.68%, 11/15/35	1,108	1,064,806
	Series 2001-CIBC Class B, 6.45%, 3/15/33	1,557	1,513,424
	Series 2006-LDP7 Class A4, 6.07%, 4/15/45 (a)	1,399	1,187,424
	LB-UBS Commercial Mortgage Trust:
	Series 2005-C2 Class A2, 4.82%, 4/15/30	1,967	1,932,693
	Series 2008-C1 Class A2, 6.32%, 4/15/41 (a)	380	310,917

See Notes to Financial Statements.	9

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S. Government Sponsored Agency Mortgage- Backed Securities	Par (000)	Value

	Morgan Stanley Capital I:
	Series 2003-IQ4 Class A2, 4.07%, 5/15/40	$993	$897,715
	Series 2005-T19 Class A2, 4.73%, 6/12/47	1,286	1,256,989
	Series 2007-HQ13 Class A1, 5.36%, 12/15/44	2,044	2,057,372
	Series 2007-IQ16 Class A4, 5.81%, 12/12/49	135	102,868
	Series 2007-T27 Class A4, 5.80%, 6/11/42 (a)	1,490	1,250,206
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4, 5.31%, 11/15/48	1,960	1,496,985

			23,553,404

	Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - 12.9%		28,081,217

	U.S. Government Sponsored Agency Obligations

	Fannie Mae:
	5.13%, 1/02/14	1,835	1,868,672
	5.25%, 8/01/12	1,145	1,189,770
	Federal Home Loan Bank of Chicago, 5.63%, 6/13/16	1,135	1,092,770
	Federal Home Loan Banks:
	5.53%, 11/03/14	1,995	2,049,362
	5.63%, 6/11/21 (g)	2,440	2,562,490
	Federal Home Loan Mortgage Corp.:
	1.75%, 6/15/12	800	797,091
	3.00%, 7/28/14	935	936,894
	Private Export Funding Corp., 3.55%, 4/15/13	2,500	2,593,485
	Tennessee Valley Authority Series E, 6.25%, 12/15/17	710	813,563
	U.S. Treasury Bonds:
	1.13%, 6/30/11	7,010	7,010,561
	1.88%, 6/15/12	3,430	3,454,936
	2.66%, 6/30/14	10,255	10,287,098
	8.13%, 8/15/19	550	754,102
	8.50%, 2/15/20	2,410	3,389,063
	8.75%, 8/15/20	2,825	4,046,813
	7.25%, 8/15/22	850	1,116,688
	4.38%, 2/15/38	260	262,559
	4.50%, 5/15/38	685	707,156
	3.50%, 2/15/39	6,245	5,399,989

	Total U.S. Government Sponsored Agency Obligations - 23.1%		50,333,062

Industry	Capital Trusts

Capital Markets - 0.3%	Credit Suisse Guernsey Ltd., 5.86% (a)(b)	947	615,550
	Lehman Brothers Holdings Capital Trust VII, 5.86% (b)(h)(i)	85	9

			615,559
Diversified Financial Services - 0.1%	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	400	344,000

Insurance - 0.3%	American International Group, Inc., 8.18%, 5/15/58 (a)(c)	218	62,195

See Notes to Financial Statements.	10

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Capital Trusts	Par (000)	Value

	Chubb Corp., 6.38%, 3/29/67 (a)	$266	$212,800
	Progressive Corp., 6.70%, 6/15/37 (a)	450	317,298

			592,293

	Total Capital Trusts - 0.7%		1,551,852

	Total Long-Term Investments (Cost - $306,751,844) - 132.4%		288,157,763

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.45% (j)(k)	16,182,690	16,182,690

	Total Short-Term Securities (Cost - $16,182,690) - 7.5%		16,182,690

	Options Purchased	Contracts (l)

Over-the-Counter Call Swaptions	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker Morgan Stanley Capital Services, Inc.	9	65,790

	Total Options Purchased (Cost - $60,200) - 0.0%		65,790

	Total Investments Before TBA Sale Commitments (Cost - $307,729,278*) - 139.9%		304,406,243

	TBA Sale Commitments (e)	Par (000)

	Fannie Mae Guaranteed Pass Through Certificates:
	4.50%, 7/15/24 - 7/15/39	$(8,375)	(8,452,084)
	5.00%, 5/01/22 - 7/15/39	(9,300)	(9,506,658)
	5.50%, 1/01/35 - 8/15/39	(9,800)	(10,115,443)
	6.00%, 2/01/13 - 7/15/39	(15,700)	(16,406,500)
	6.50%, 11/01/27 - 8/15/39	(4,100)	(4,366,500)
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 2/01/11 - 7/15/39	(6,300)	(6,346,782)
	5.00%, 10/01/22 - 7/15/39	(13,900)	(14,161,562)
	5.50%, 12/01/16 - 1/01/36	(3,000)	(3,100,408)
	Ginnie Mae MBS Certificates:
	4.50%, 9/15/35	(1,500)	(1,497,187)
	5.00%, 4/15/35 - 7/15/39	(4,700)	(4,791,062)

	Total TBA Sale Commitments (Proceeds - $78,358,185) - (36.2)%		(78,744,186)

	Total Investments, Net of TBA Sale Commitments -103.7%		225,662,057
	Liabilities in Excess of Other Assets - (3.7)%		(8,031,996)

	Net Assets - 100.0%		$217,630,061

See Notes to Financial Statements.	11

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$307,250,854

Gross unrealized appreciation	$5,420,139
Gross unrealized depreciation	(8,264,750)

Net unrealized depreciation	$(2,844,611)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of the security has been pledged as collateral in connection with swaps.

(e)	Represents or includes a “to-be-announced” transaction. The Series has committed to purchasing or selling securities for which all specific information is not available as of report date.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Bank of America NA	$(419,080)	$6,540
Barclays Bank Plc	$(3,446,502)	$741
Citigroup NA	$1,961,162	$14,483
Credit Suisse International	$11,196,940	$34,241
Deutsche Bank AG	$(2,475,847)	$273,652
Goldman Sachs Bank USA	$2,591,687	$49,717
JPMorgan Chase Bank	$9,972,222	$53,667
Morgan Stanley Capital Services, Inc.	$19,918,718	$126,364

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	All or a portion of the security has been pledged as collateral in connection with open financial future contracts.

(h)	Non-income producing security.

(i)	Issuer filed for bankruptcy or is in default of interest payments.

(j)	Represents the current yield as of report date.

(k)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	16,182,690	$5,121

(l)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

3	2-Year US Treasury Bond	September 2009	$648,569	$87
171	10-Year US Treasury Bond	September 2009	$19,817,561	63,861

Total				63,948

See Notes to Financial Statements.	12

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)

• Financial futures contracts sold as of June 30, 2009 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

75	5-Year US Treasury Bond	September 2009	$8,574,999	$(28,907)

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.	13

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)

• Interest rate swaps outstanding as of June 30, 2009 were as follows:

Fixed Rate	Floating Rate	Counter-party	Expiration		Notional Amount (000)	Unrealized Appreciation (Depreciation)

2.9% (b)	3-month LIBOR	Deutsche Bank AG	September 2010	USD	20,200	$(453,996)

1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	21,400	(57,748)

1.65% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2011	USD	5,000	(12,849)

4.87% (a)	3-month LIBOR	UBS AG	September 2012	USD	43,000	3,470,271

2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	2,885	15,919

2.53% (b)	3-month LIBOR	Citibank NA	March 2014	USD	4,200	65,462

2.57% (b)	3-month LIBOR	Citibank NA	March 2014	USD	4,600	64,241

2.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	USD	9,000	96,797

2.28% (b)	3-month LIBOR	Deutsche Bank AG	April 2014	USD	4,300	120,697

2.93% (a)	3-month LIBOR	Citibank NA	June 2014	USD	4,600	(7,818)

5.76% (b)	3-month LIBOR	Deutsche Bank AG	July 2017	USD	2,200	(343,072)

3.23% (a)	3-month LIBOR	Citibank NA	May 2019	USD	1,300	(56,886)

3.22% (a)	3-month LIBOR	Citibank NA	May 2019	USD	2,300	(102,019)

3.35% (b)	3-month LIBOR	Deutsche Bank AG	May 2019	USD	11,500	378,303

3.45% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2019	USD	7,100	(174,387)

3.92% (b)	3-month LIBOR	Citibank NA	June 2019	USD	1,900	(27,259)

3.88% (b)	3-month LIBOR	Citibank NA	June 2019	USD	3,000	(34,340)

3.94% (a)	3-month LIBOR	Citibank NA	June 2019	USD	3,100	50,441

4.07% (b)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	4,400	(121,880)

3.83% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	900	5,976

Total						$2,875,853

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

See Notes to Financial Statements.	14

Master Core Bond Enhanced Index Series

Schedule of Investments June 30, 2009 (Unaudited)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

	Investments in Securities
Valuation Inputs

	Assets	Liabilities

Level 1 - Short-Term Securities	$16,182,690	—
Level 2 - Long-Term Investments[1]	303,557,459	$(94,143,882)
Level 3	—	—

	$319,740,149	$(94,143,882)

[1] See above Schedule of Investments for values in each security type.

	Other Financial Instruments[2]
Valuation Inputs

	Assets	Liabilities

Level 1	$63,948	$(28,907)
Level 2	4,333,897	(1,392,254)
Level 3	—	—

Total	$4,397,845	$(1,421,161)

[2] Other financial instruments are financial futures contracts and swaps, which are shown at the unrealized appreciation/depreciation on the instrument and options which are shown at market value.

See Notes to Financial Statements.	15

Master Core Bond Enhanced Index Series

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

Assets:	Investments at value - unaffiliated (cost - $291,546,588)	$288,223,553
	Investments at value - affiliated (cost - $16,182,690)	16,182,690
	Unrealized appreciation on swaps	4,268,107
	TBA sale commitments receivable	78,358,185
	Investments sold receivable	50,353,515
	Interest receivable	1,605,646
	Contributions receivable from investors	796,948
	Swaps receivable	742,548
	Principal paydowns receivable	11,880
	Prepaid expenses	8,039
	Other assets	1,986

	Total assets	440,553,097

Liabilities:	TBA sale commitments at value (proceeds - $78,358,185)	78,744,186
	Unrealized depreciation on swaps	1,392,254
	Investments purchased payable	142,094,154
	Swaps payable	511,516
	Withdrawals payable to investors	68,584
	Margin variation payable	24,559
	Investment advisory fees payable	1,292
	Other affiliates payable	1,110
	Officer’s and Directors’ fees payable	23
	Other accrued expenses payable	40,993
	Other liabilities	44,365

	Total liabilities	222,923,036

Net Assets:	Net Assets	$217,630,061

Net Assets Consist of:	Investors’ capital	$218,428,203
	Net unrealized appreciation/depreciation	(798,142)

	Net Assets	$217,630,061

See Notes to Financial Statements.

Master Core Bond Enhanced Index Series

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2009 (Unaudited)

Investment Income:	Interest	$5,330,886
	Income - affiliated	5,121

	Total income	5,336,007

Expenses:	Professional	48,282
	Accounting services	48,040
	Pricing	36,324
	Custodian	34,485
	Investment advisory	10,564
	Officer and Directors	8,982
	Printing	2,797
	Miscellaneous	8,313

	Total expenses excluding interest expense	197,787
	Interest expense	9,499

	Total expenses	207,286
	Less fees waived by advisor	(691)

	Total expenses after fees waived	206,595

	Net investment income	5,129,412

Realized and Unrealized Gain (Loss):	Net realized loss from:
	Investments	(4,644,009)
	Financial futures contracts and swaps	(1,449,875)
	Foreign currency	(407)

		(6,094,291)

	Net change in unrealized appreciation/depreciation on:
	Investments	6,988,341
	Financial futures contracts and swaps	1,563,248
	TBA sale commitments	(179,290)

		8,372,299

	Total realized and unrealized gain	2,278,008

	Net Increase in Net Assets Resulting from Operations	$7,407,420

See Notes to Financial Statements.

Master Core Bond Enhanced Index Series

STATEMENTS OF CHANGES IN NET ASSETS

	Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations:	Net investment income	$5,129,412	$17,630,772
	Net realized loss	(6,094,291)	(6,735,761)
	Net change in unrealized appreciation/depreciation	8,372,299	(12,802,232)

	Net increase (decrease) in net assets resulting from operations	7,407,420	(1,907,221)

Capital Transactions:	Proceeds from contributions	14,681,122	43,322,651
	Fair value of withdrawals	(22,585,074)	(209,300,745)

	Net decrease in net assets derived from capital transactions	(7,903,952)	(165,978,094)

Net Assets:	Total decrease in net assets	(496,532)	(167,885,315)
	Beginning of period	218,126,593	386,011,908

	End of period	$217,630,061	$218,126,593

See Notes to Financial Statements.

Master Core Bond Enhanced Index Series

FINANCIAL HIGHLIGHTS

		Six Months Ended June 30, 2009 (Unaudited)

			Year Ended December 31,

			2008	2007	2006	2005	2004

Total Investment Return:	Total investment return	3.42%[1]	1.59%	6.83%	4.48%	2.48%	4.58%

Ratios to Average Net Assets:	Total expenses	0.20%[2]	0.14%	0.11%	0.08%	0.06%	0.06%

	Total expenses after fees waived and paid indirectly and excluding interest expense	0.19%[2]	0.11%	0.11%	0.08%	0.06%	0.06%

	Net investment income	4.86%[2]	4.92%	5.12%	4.94%	4.41%	4.13%

Supplemental Data:	Net assets, end of period (000)	$217,630	$218,127	$386,012	$795,451	$1,004,583	$840,221

	Portfolio turnover	459%[3]	464%[4]	193%	155%	147%	159%

[1]	Aggregate total investment return.

[2]	Annualized.

[3]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 199%.

[4]	Includes mortgage dollar roll transactions; excluding these transactions the portfolio turnover would have been 298%.

See Notes to Financial Statements.

Master Core Bond Enhanced Index Series
NOTES TO FINANCIAL STATEMENTS

1.Organization and Significant Accounting Policies:

Master Core Bond Enhanced Index Series (the “Series”), a non-diversified, management investment company, is part of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Master LLC’s Board of Directors (the “Board”) to issue non-transferable interests in the Series subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: The Series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Series’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Series may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Series invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Collateralized Mortgage Obligations: The Series may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. The markets for CMOs may be more illiquid than those of other securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Series may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. The Series also may invest in stripped mortgage-backed securities that are privately issued.

Mortgage Dollar Roll Transactions: The Series may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Series will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Series, and the income from these investments will generate income for the Series. The Series will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Series.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitutes a borrowing and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Series. Treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Series.

TBA Commitments: The Series may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Series’ other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregates assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement, options, swaps, written options, or financial futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps and written options). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparties. The ISDA allows the Series to offset with its counterparties the derivative financial instruments’ payables and/or receivables with collateral held. To the extent amounts due to the Series from its counterparty contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Series is subject to credit risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Options: The Series may purchase and write call and put options to increase or decrease its exposure to underlying securities (interest rate risk). When the Series purchases a call option it may increase its exposure to the underlying security and when the Series purchases a put option it may decrease its exposure to the underlying security. When the Series writes a call option it may decrease its exposure to the underlying security and when the Series writes a put option it may increase its exposure to the underlying security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Series purchases (writes) an option, an amount equal to the premium paid (received) by the Series is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Series writes a call option, such option is “covered,” meaning that the Series holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Series writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Series in a securities lending transaction.

In purchasing and writing options, the Series bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Series may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Series purchasing a security at a price different from the current market value. The Series may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Series to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Series’ maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Swaps: The Series may enter into swap agreements, in which the Series and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Series are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Series will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Series’ basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Interest rate swaps — The Series may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Series’ maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

•

Swaptions — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Series bears the market risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Series may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written swaption could result in the Series purchasing an interest rate swap at a price different from the current market value. The Series executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Series to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Series’ maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest rate contracts**	Unrealized appreciation on swaps/Net unrealized appreciation/depreciation/ Investments at value - unaffiliated	$4,397,845	Unrealized depreciation on swaps/Net unrealized appreciation/ depreciation	$1,421,161

* For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

** Includes cumulative appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended June 30, 2009

Net Realized Gain (Loss) From Derivatives Recognized in Income

	Options	Financial Futures Contracts	Swaps	Total

Interest rate contracts	$(337,200)	$72,030	$(1,756,107)	$(2,021,277)

Net Change in Unrealized Appreciation/Depreciation on Derivatives
Recognized in Income

	Options	Financial Futures Contracts	Swaps	Total

Interest rate contracts	$405,934	$(699,993)	$2,263,241	$1,969,182

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the average daily value of the Series’ net assets. The Manager has entered into a contract with the Master LLC, on behalf of the Series, that provides that the aggregate investment advisory fee and administrative fees of the Series and a corresponding feeder, will not exceed a specified amount. No fees are currently being waived for the Series. This arrangement has a one-year term and is renewable.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $2,306 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for its allocated share of compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments (including paydowns and TBA and mortgage dollar roll transactions and excluding short-term securities and US government securities), for the six months ended June 30, 2009 were $772,204,825 and $751,636,746, respectively.

For the six months ended June 30, 2009, purchases and sales of US government securities were $257,104,983 and $222,711,329, respectively.

For the six months ended June 30, 2009, purchases and sales of mortgage dollar rolls were $511,010,681 and $551,330,642, respectively.

5. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Average Borrowings:

For the six months ended June 30, 2009, the average borrowings of treasury rolls was approximately $8,050,000 and the daily weighted average interest rate was 0.24%.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the companies whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests a significant portion of its assets in securities in the financial services industry. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services industry would have a greater impact on the Series, and could affect the value, income and/or liquidity of positions in such securities.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 25, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor

BlackRock Managers, LLC
Wilmington, DE 19809

Custodian

State Street Bank and
Trust Company
Boston, MA 02101

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Quantitative Master Series LLC (the “Series”) retired. The Series’ Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Series, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Series.

Additional Information

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Availability of Proxy Voting

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC’s website at http://www.sec.gov.

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: August 21, 2009